Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	June 30, 2018	December 31, 2017

Advances received on contracts in progress, between 1 and 5 years	413	539
Total non-current other payables	413	539
Trade payables	23,610	19,274
Accrued payroll	3,557	3,596
Dividends payable	148	160
Accrued expenses	37,065	22,518
Accrued interest	9,686	1,762
Deferred income	4,911	10,020
Other payables	8,090	4,025
Total current trade and other payables	87,067	61,355